Basic and Diluted Loss Per Common Share - Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss (numerator)
Net loss from continuing operations										$ (1,394.3)	$ (234.3)	$ (25.6)	$ (43.9)
Net loss from discontinued operations										0.0	0.0	(4.6)
Net loss	$ (127.5)	$ (1,078.2)	$ (102.2)	$ (86.4)	$ (47.1)	$ (69.8)	$ (72.4)	$ (45.0)	$ (1,266.8)	$ (1,394.3)	$ (234.3)	$ (30.2)
Shares (denominator)
Basic weighted-average common shares outstanding (in shares)	86.3	86.1	85.9	85.3	84.9	84.7	84.4	84.3		85.9	84.6	85.0
Diluted weighted-average common shares outstanding (in shares)	86.3	86.1	85.9	85.3	84.9	84.7	84.4	84.3		85.9	84.6	85.0
Basic and diluted net loss per share:
Basic net loss per share from continuing operations (in dollars per share)										$ (16.23)	$ (2.77)	$ (0.30)
Basic net loss per share from discontinued operations (in dollars per share)										0.00	0.00	(0.06)
Total basic net loss per share (in dollars per share)	$ (1.48)	$ (12.52)	$ (1.19)	$ (1.01)	$ (0.55)	$ (0.82)	$ (0.86)	$ (0.53)	$ (14.76)	(16.23)	(2.77)	(0.36)
Diluted net loss per share from continuing operations (in dollars per share)										(16.23)	(2.77)	(0.30)
Diluted net loss per share from discontinued operations (in dollars per share)										0.00	0.00	(0.06)
Total diluted net loss per share (in dollars per share)	$ (1.48)	$ (12.52)	$ (1.19)	$ (1.01)	$ (0.55)	$ (0.82)	$ (0.86)	$ (0.53)	$ (14.76)	$ (16.23)	$ (2.77)	$ (0.36)